Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Return Stacked(R) Bonds & Futures Yield ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Bonds & Futures Yield ETF
Class Name	Return Stacked Bonds & Futures Yield ETF
Trading Symbol	RSBY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked Bonds & Futures Yield ETF (the "Fund") for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked Bonds & Futures Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	https://www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Futures Yield ETF	$58	1.10%*
*	Costs paid as a percentage of investment is an annualized figure.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 61,139,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 335,261
Investment Company, Portfolio Turnover	161.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$61,139
Number of Holdings	35
Total Advisory Fee	$335,261
Portfolio Turnover	161%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
State Street SPDR Portfolio Aggregate Bond ETF	74.7%
First American Government Obligations Fund - Class X, 3.58%	14.5%
Arabica Coffee Futures Contracts	0.3%
AUD/USD Cross Currency Rate Futures Contracts	0.2%
Gas Oil Futures Contracts	0.2%
Sugar No. 11 Futures Contracts	0.2%
Nasdaq 100 Futures Contracts	0.1%
NY Harbor Ultra-Low Sulfur Diesel Futures Contracts	0.1%
Natural Gas Futures Contracts	0.1%
Crude Oil Futures Contracts	0.0%*
*	Less than 0.05% of net assets.

Return Stacked(R) Bonds & Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Bonds & Managed Futures ETF
Class Name	Return Stacked Bonds & Managed Futures ETF
Trading Symbol	RSBT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked Bonds & Managed Futures ETF (the "Fund") for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked Bonds & Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	https://www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Managed Futures ETF	$52	1.04%*
*	Costs paid as a percentage of investment is an annualized figure.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[2]
Net Assets	$ 136,494,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 578,785
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$136,494
Number of Holdings	35
Total Advisory Fee	$578,785
Portfolio Turnover	92%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
State Street SPDR Portfolio Aggregate Bond ETF	74.8%
First American Government Obligations Fund - Class X, 3.58%	13.7%
FTSE 100 Index Futures Contracts	0.3%
U.S. Treasury 5 Year Notes Futures Contracts	0.2%
U.S. Treasury 10 Year Notes Futures Contracts	0.2%
U.S. Treasury 2 Year Notes Futures Contracts	0.1%
S&P 500 Index Futures Contracts	0.1%
Crude Oil Futures Contracts	0.1%
Gas Oil Futures Contracts	0.1%
Long Term German Government Bond	0.0%*
*	Less than 0.05% of net assets.

Return Stacked(R) Bonds & Merger Arbitrage ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Bonds & Merger Arbitrage ETF
Class Name	Return Stacked Bonds & Merger Arbitrage ETF
Trading Symbol	RSBA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked Bonds & Merger Arbitrage ETF (the "Fund") for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked Bonds & Merger Arbitrage ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	https://www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Merger Arbitrage ETF	$51	1.03%*
*	Costs paid as a percentage of investment is an annualized figure.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[3]
Net Assets	$ 52,660,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 251,641
Investment Company, Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$52,660
Number of Holdings	12
Total Advisory Fee	$251,641
Portfolio Turnover	192%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	28.0%
Webster Financial Corp.	12.6%
Caesars Entertainment, Inc.	12.3%
DigitalBridge Group, Inc. - Class A	10.0%
Apogee Therapeutics, Inc.	9.6%
Talkspace, Inc.	4.9%
Clear Channel Outdoor Holdings, Inc. - Class A	4.7%
Penumbra, Inc.	4.6%
Brighthouse Financial, Inc.	4.6%
Penumbra, Inc. Swap; Maturity Date: 2/16/2029	0.0%*
*	Less than 0.05% of net assets.

Return Stacked(R) Global Stocks & Bonds ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Global Stocks & Bonds ETF
Class Name	Return Stacked Global Stocks & Bonds ETF
Trading Symbol	RSSB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked Global Stocks & Bonds ETF (the "Fund") for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked Global Stocks & Bonds ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	https://www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Global Stocks & Bonds ETF	$18	0.36%*
*	Costs paid as a percentage of investment is an annualized figure.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[4]
Material Change Date	Apr. 27, 2026
Net Assets	$ 509,178,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 1,179,670
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$509,178
Number of Holdings	8
Total Advisory Fee	$1,179,670
Portfolio Turnover	3%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	52.4%
Vanguard Total International Stock ETF	35.7%
First American Government Obligations Fund - Class X, 3.58%	9.9%
S&P 500 Index Futures Contracts	0.1%
U.S. Treasury 2 Year Notes Futures Contracts	-0.1%
U.S. Treasury 5 Year Notes Futures Contracts	-0.2%
U.S. Treasury 10 Year Notes Futures Contracts	-0.2%
U.S. Treasury Long Bonds Futures Contracts	-0.6%

Material Fund Change [Text Block]	Material Fund Changes Effective April 27, 2026, the fee waiver agreement was terminated by the Board and the Fund's Investment Advisory Fee was reduced to 0.35%.
Return Stacked(R) International Stocks & Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked International Stocks & Managed Futures ETF
Class Name	Return Stacked International Stocks & Managed Futures ETF
Trading Symbol	RSIT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked International Stocks & Managed Futures ETF (the "Fund") for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.returnstackedetfs.com/rsit-international-stocks-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked International Stocks & Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	https://www.returnstackedetfs.com/rsit-international-stocks-managed-futures/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked International Stocks & Managed Futures ETF	$28	1.18%*

The Fund commenced operations May 5, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of investment is an annualized figure.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	1.18%	[5]
Net Assets	$ 64,616,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 94,155
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$64,616
Number of Holdings	34
Total Advisory Fee	$94,155
Portfolio Turnover	8%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
State Street SPDR Portfolio Developed World ex-US ETF	74.6%
First American Government Obligations Fund - Class X, 3.58%	12.9%
U.S. Treasury 2 Year Notes Futures Contracts	0.3%
FTSE 100 Index Futures Contracts	0.3%
U.S. Treasury 5 Year Notes Futures Contracts	0.3%
MSCI EAFE Index Futures Contracts	0.3%
U.S. Treasury 10 Year Notes Futures Contracts	0.2%
Crude Oil Futures Contracts	0.1%
U.S. Treasury Long Bonds Futures Contracts	0.1%
Gas Oil Futures Contracts	0.1%

Return Stacked(R) U.S. Stocks & Futures Yield ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked U.S. Stocks & Futures Yield ETF
Class Name	Return Stacked U.S. Stocks & Futures Yield ETF
Trading Symbol	RSSY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Futures Yield ETF (the "Fund") for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked U.S. Stocks & Futures Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	https://www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Futures Yield ETF	$63	1.13%*
*	Costs paid as a percentage of investment is an annualized figure.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.13%	[6]
Net Assets	$ 92,256,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 448,973
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$92,256
Number of Holdings	34
Total Advisory Fee	$448,973
Portfolio Turnover	60%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
iShares Core S&P 500 ETF	75.9%
First American Government Obligations Fund - Class X, 3.58%	15.7%
Arabica Coffee Futures Contracts	0.2%
Gas Oil Futures Contracts	0.2%
AUD/USD Cross Currency Rate Futures Contracts	0.2%
Sugar No. 11 Futures Contracts	0.2%
Nasdaq 100 Futures Contracts	0.1%
NY Harbor Ultra-Low Sulfur Diesel Futures Contracts	0.1%
Natural Gas Futures Contracts	0.1%
Crude Oil Futures Contracts	0.0%*
*	Less than 0.05% of net assets.

Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked U.S. Stocks & Gold/bitcoin ETF
Class Name	Return Stacked U.S. Stocks & Gold/Bitcoin ETF
Trading Symbol	RSSX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Gold/Bitcoin ETF (the "Fund") for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked U.S. Stocks & Gold/Bitcoin ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	https://www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Gold/bitcoin ETF	$32	0.70%*
*	Costs paid as a percentage of investment is an annualized figure.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.70%	[7]
Net Assets	$ 60,636,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 201,020
Investment Company, Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$60,636
Number of Holdings	5
Total Advisory Fee	$201,020
Portfolio Turnover	137%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
State Street SPDR Portfolio S&P 500 ETF	72.4%
First American Government Obligations Fund - Class X, 3.58%	7.8%
iShares Bitcoin Trust ETF	7.6%
S&P 500 Index Futures Contracts	0.3%
Micro Gold Futures Contracts	-0.5%*
Bitcoin Futures Contracts	-0.8%*
*	Less than 0.05% of net assets.

Return Stacked(R) U.S. Stocks & Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked U.S. Stocks & Managed Futures ETF
Class Name	Return Stacked U.S. Stocks & Managed Futures ETF
Trading Symbol	RSST
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Managed Futures ETF (the "Fund") for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked U.S. Stocks & Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	https://www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Managed Futures ETF	$55	1.06%*
*	Costs paid as a percentage of investment is an annualized figure.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[8]
Net Assets	$ 480,306,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 1,956,141
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$480,306
Number of Holdings	35
Total Advisory Fee	$1,956,141
Portfolio Turnover	22%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
State Street SPDR Portfolio S&P 500 ETF	74.6%
First American Government Obligations Fund - Class X, 3.58%	11.4%
FTSE 100 Index Futures Contracts	0.3%
S&P 500 Index Futures Contracts	0.3%
U.S. Treasury 5 Year Notes Futures Contracts	0.2%
U.S. Treasury 2 Year Notes Futures Contracts	0.2%
U.S. Treasury 10 Year Notes Futures Contracts	0.2%
Crude Oil Futures Contracts	0.1%
U.S. Treasury Long Bonds Futures Contracts	0.1%
Gas Oil Futures Contracts	0.1%

[1]	Costs paid as a percentage of investment is an annualized figure.
[2]	Costs paid as a percentage of investment is an annualized figure.
[3]	Costs paid as a percentage of investment is an annualized figure.
[4]	Costs paid as a percentage of investment is an annualized figure.
[5]	Costs paid as a percentage of investment is an annualized figure.
[6]	Costs paid as a percentage of investment is an annualized figure.
[7]	Costs paid as a percentage of investment is an annualized figure.
[8]	Costs paid as a percentage of investment is an annualized figure.